Debt, Capital Leases and Royalty Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long term debt and capital lease obligations
Current	$ 5,485	$ 55,983	$ 32,602
Non-Current	306,578	3,460	115,861
Convertible Senior Notes due March 2028 [Member]
Long term debt and capital lease obligations
Current	0	48,081
Non-Current	5,334	0	45,545
Kensington Term Facility [Member]
Long term debt and capital lease obligations
Current			15,398
Non-Current			60,425
Capital Lease Obligations [Member]
Long term debt and capital lease obligations
Current	5,485	7,902	17,119
Non-Current	1,244	3,460	9,891
Other [Member]
Long term debt and capital lease obligations
Current			85
7.875% Senior Notes due 2021 [Member]
Long term debt and capital lease obligations
Current	0	0
Non-Current	$ 300,000	$ 0